1
The Gabelli Global Content & Connectivity Fund
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 97.9%
COMMUNICATION SERVICES  — 73.3%
Telecommunication Services  — 46.6%
Wireless Telecommunication Services  — 31.6%
Wireless Telecommunication Services  — 31.6%
35,000 America Movil SAB de CV, ADR .................. $ 653,100
50,000 Anterix Inc.† ............................................. 1,680,500
10,000 KDDI Corp. ................................................ 295,151
80,000 Millicom International Cellular SA, SDR† .... 1,630,792
100,000 MTN Group Ltd. ........................................ 494,931
35,000 Rogers Communications Inc., Cl. B ............ 1,435,000
80,000 SoftBank Group Corp. ................................ 4,736,161
38,000 T-Mobile US Inc. ....................................... 6,202,360
40,000 United States Cellular Corp.† ..................... 1,460,000
80,000 Vodafone Group plc, ADR .......................... 712,000
19,299,995
Diversified Telecommunication Services  — 15.0%
Integrated Telecommunication Services  — 14.5%
52,000 AT&T Inc. .................................................. 915,200
37,415,054 Cable & Wireless Jamaica Ltd.†(a) ............. 282,001
90,000 Deutsche Telekom AG ................................ 2,184,671
65,000 Frontier Communications Parent Inc.† ....... 1,592,500
52,000 Liberty Global Ltd., Cl. C† .......................... 917,280
32,000 Telenor ASA .............................................. 355,916
75,000 Telephone and Data Systems Inc. ............... 1,201,500
35,000 TELUS Corp. ............................................. 560,350
20,000 Verizon Communications Inc. .................... 839,200
8,848,618
Alternative Carriers  — 0.5%
35,000 Telesat Corp.† ........................................... 301,000
Media & Entertainment  — 26.7%
Interactive Media & Services  — 16.9%
Interactive Media & Services  — 16.9%
31,000 Alphabet Inc., Cl. C† .................................. 4,720,060
11,500 Meta Platforms Inc., Cl. A .......................... 5,584,170
10,304,230
Entertainment  — 5.5%
Movies & Entertainment  — 5.5%
13,000 Atlanta Braves Holdings Inc., Cl. C† ........... 507,780
200,000 Bollore SE ................................................. 1,335,617
45,000 Manchester United plc, Cl. A† .................... 628,200
7,500 The Walt Disney Co. .................................. 917,700
3,389,297
Media  — 4.3%
Cable & Satellite  — 4.3%
50,000 Comcast Corp., Cl. A ................................. 2,167,500
Shares
Market
Value
120,000 WideOpenWest Inc.† ................................. $ 434,400
2,601,900
TOTAL COMMUNICATION SERVICES ...... 44,745,040
INFORMATION TECHNOLOGY  — 9.6%
Software & Services  — 6.9%
Software  — 4.1%
Systems Software  — 4.1%
6,000 Microsoft Corp. ......................................... 2,524,320
IT Services  — 2.8%
Data Processing & Outsourced Services  — 2.8%
2,000 Mastercard Inc., Cl. A ................................ 963,140
11,000 PayPal Holdings Inc.† ................................ 736,890
1,700,030
Technology Hardware & Equipment  — 2.7%
Technology Hardware, Storage & Peripherals  — 1.6%
Technology Hardware, Storage & Peripherals  — 1.6%
5,500 Apple Inc. ................................................. 943,140
Electronic Equipment, Instruments &
Components  — 1.1%
Electronic Equipment & Instruments  — 1.1%
8,000 Sony Group Corp., ADR ............................. 685,920
TOTAL INFORMATION TECHNOLOGY ...... 5,853,410
CONSUMER DISCRETIONARY  — 7.8%
Retailing  — 7.8%
Internet & Direct Marketing Retail  — 7.8%
Internet & Direct Marketing Retail  — 7.8%
4,000 Amazon.com Inc.† .................................... 721,520
100,000 Prosus NV ................................................. 3,136,756
31,000 Zalando SE† .............................................. 885,941
4,744,217
TOTAL CONSUMER DISCRETIONARY ...... 4,744,217
REAL ESTATE  — 4.4%
Real Estate  — 4.4%
Equity Real Estate Investment Trusts  — 4.4%
Specialized REITs  — 4.4%
4,000 American Tower Corp., REIT ...................... 790,360
7,000 Crown Castle Inc., REIT ............................. 740,810
1,400 Equinix Inc., REIT ...................................... 1,155,462
2,686,632
TOTAL REAL ESTATE ......................... 2,686,632
FINANCIALS  — 2.8%
Diversified Financials  — 2.8%
Diversified Financial Services  — 2.8%
Multi-Sector Holdings  — 2.8%
70,000 Kinnevik AB, Cl. B† .................................... 784,426

The Gabelli Global Content & Connectivity Fund
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Diversified Financials (Continued)
Diversified Financial Services (Continued)
Multi-Sector Holdings (Continued)
4,460 Old Mutual Ltd.(a) ..................................... $ 14
500,000 VNV Global AB† ........................................ 951,981
12,000 Waterloo Investment Holdings Ltd.†(a) ...... 6,000
1,742,421
Banks  — 0.0%
Banks  — 0.0%
Diversified Banks  — 0.0%
58 Nedbank Group Ltd. .................................. 700
TOTAL FINANCIALS .......................... 1,743,121
TOTAL COMMON STOCKS .................. 59,772,420
CLOSED-END FUNDS — 0.0%
CONSUMER DISCRETIONARY  — 0.0%
Retailing  — 0.0%
Internet & Direct Marketing Retail  — 0.0%
Internet & Direct Marketing Retail  — 0.0%
5,800 Altaba Inc., Escrow† .................................. 13,920
PREFERRED STOCKS — 1.1%
INFORMATION TECHNOLOGY  — 1.1%
Technology - Hardware and Equipment  — 1.1%
Technology Hardware, Storage & Peripherals  — 1.1%
Technology Hardware, Storage & Peripherals  — 1.1%
13,000 Samsung Electronics Co. Ltd., 10.630% ..... 648,914
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 1.0%
$ 620,000 U.S. Treasury Bills
5.305% to 5.308%††, 05/14/24 to
05/23/24 ................................................... 615,851
TOTAL INVESTMENTS — 100.0%
(Cost $37,474,124) ................................ $ 61,051,105
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
North America ...................... 65.1% $ 39,724,633
Europe .............................. 22.1 13,523,580
Japan ............................... 9.4 5,717,232
Latin America ....................... 1.5 941,100
Asia/Pacific ......................... 1.1 648,914
South Africa ......................... 0.8 495,646
100.0% $ 61,051,105